Document and Entity Information	Apr. 12, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001823652
Document Type	8-K
Document Period End Date	Apr. 12, 2022
Entity Registrant Name	Zanite Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-39704
Entity Tax Identification Number	85-2549808
Entity Address, Address Line One	25101 Chagrin Boulevard
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	(216)
Local Phone Number	292-0200
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	ZNTEU
Security Exchange Name	NASDAQ
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	ZNTE
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	ZNTEW
Security Exchange Name	NASDAQ